SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Bank acceptance notes receivable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Bank acceptance notes receivable	$ 2,262,189	$ 3,337,137
Unmatured Bank Acceptance Notes Receivables	$ 2,073,990